Note 06 - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 539	€ 518	€ 521
Commissions for assets under management	3,956	3,429	3,547
Commissions for other securities	467	401	359
Underwriting and advisory fees	2,264	1,688	1,656
Brokerage fees	1,784	1,665	1,751
Commissions for local payments	1,320	1,394	1,474
Commissions for foreign commercial business	572	536	586
Commissions for foreign currency/exchange business	16	11	15
Commissions for loan processing and guarantees	1,157	1,058	989
Intermediary fees	644	604	535
Fees for sundry other customer services	1,011	741	850
Total commission and fee income	13,730	12,044	12,283
Gross expense	(2,796)	(2,620)	(2,763)
Net fees and commissions	10,934	9,424	9,520
Corporate Bank [Member]
Major type of services: [Abstract]
Commissions for administration	231	245	251
Commissions for assets under management	16	19	22
Commissions for other securities	423	365	330
Underwriting and advisory fees	35	29	29
Brokerage fees	22	21	13
Commissions for local payments	441	436	497
Commissions for foreign commercial business	456	409	455
Commissions for foreign currency/exchange business	11	4	7
Commissions for loan processing and guarantees	564	529	497
Intermediary fees	12	9	35
Fees for sundry other customer services	282	276	297
Total commission and fee income	2,494	2,344	2,433
Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	27	17	8
Commissions for assets under management	1	1	1
Commissions for other securities	0	0	0
Underwriting and advisory fees	2,258	1,688	1,568
Brokerage fees	246	357	253
Commissions for local payments	4	(2)	0
Commissions for foreign commercial business	23	25	26
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	279	210	189
Intermediary fees	3	2	2
Fees for sundry other customer services	562	289	349
Total commission and fee income	3,403	2,588	2,395
Private Bank [Member]
Major type of services: [Abstract]
Commissions for administration	259	235	234
Commissions for assets under management	369	319	304
Commissions for other securities	43	35	28
Underwriting and advisory fees	12	13	15
Brokerage fees	1,302	1,103	930
Commissions for local payments	864	951	974
Commissions for foreign commercial business	95	104	106
Commissions for foreign currency/exchange business	5	6	7
Commissions for loan processing and guarantees	305	305	281
Intermediary fees	617	579	486
Fees for sundry other customer services	40	39	54
Total commission and fee income	3,910	3,689	3,419
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	21	23	23
Commissions for assets under management	3,570	3,090	3,219
Commissions for other securities	1	0	1
Underwriting and advisory fees	0	0	0
Brokerage fees	96	72	81
Commissions for local payments	0	0	0
Commissions for foreign commercial business	0	0	0
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	0	0	0
Intermediary fees	0	1	0
Fees for sundry other customer services	121	131	127
Total commission and fee income	3,809	3,317	3,451
Capital Release Unit [Member]
Major type of services: [Abstract]
Commissions for administration	4	1	5
Commissions for assets under management	0	0	1
Commissions for other securities	0	0	1
Underwriting and advisory fees	0	1	61
Brokerage fees	118	113	470
Commissions for local payments	0	0	1
Commissions for foreign commercial business	0	0	0
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	5	7	16
Intermediary fees	0	1	1
Fees for sundry other customer services	4	4	23
Total commission and fee income	132	127	578
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	(2)	(3)	0
Commissions for assets under management	0	0	1
Commissions for other securities	0	0	0
Underwriting and advisory fees	(41)	(42)	(17)
Brokerage fees	0	(1)	4
Commissions for local payments	10	8	2
Commissions for foreign commercial business	(2)	(3)	(1)
Commissions for foreign currency/exchange business	0	0	0
Commissions for loan processing and guarantees	5	7	5
Intermediary fees	11	12	11
Fees for sundry other customer services	2	1	0
Total commission and fee income	€ (18)	€ (20)	€ 7